Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 28.1%
1,099,219	FHLMC, Pool# QC-5510	3.50%	07/01/2051	1,024,017
5,132,712	FHLMC, Pool# RA-6064	2.50%	09/01/2051	4,512,556
84,941	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	8.10%	05/27/2025	85,906
541,178	FHMS, Series K-W03 X1#~	0.83%	06/25/2027	12,878
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	285,075
86,818	FHMS, Series Q-010 APT1#	4.34%	04/25/2046	86,432
149,244	FHMS, Series Q-007 APT1#	4.73%	10/25/2047	148,533
1,620,000	FNMA, Pool# BS4700	2.43%	02/01/2032	1,356,178
71,730	FNMA, Pool# BK5105	5.50%	05/01/2048	73,228
107,210	FNMA, Pool# BK8032	5.50%	06/01/2048	109,876
73,264	FNMA, Pool# BN4936	5.50%	12/01/2048	74,224
73,346	FNMA, Pool# BN4921	5.50%	01/01/2049	74,272
2,869,702	FNMA, Pool# FM8754	3.00%	09/01/2051	2,599,201
2,130,133	FNMA, Pool# BT7699	4.00%	09/01/2051	2,100,556
2,815,157	FNMA, Pool# FS0491	3.50%	01/01/2052	2,622,653
2,550,276	FNMA, Pool# MA4565	3.50%	03/01/2052	2,372,268
582,979	GNMA, Pool# 781950X	4.50%	07/15/2035	584,933
685,954	GNMA, Pool# MA7106M	2.00%	01/20/2036	621,020
675,059	GNMA, Pool# MA7164M	2.00%	02/20/2036	611,173
2,837,534	GNMA, Pool# 783467X	4.00%	10/15/2041	2,750,737
1,100,129	GNMA, Pool# MA2754M	3.50%	04/20/2045	1,049,435
3,322,101	GNMA, Pool# 784507X	4.00%	12/20/2047	3,219,071
307,871	GNMA, Pool# MA7774M	6.00%	11/20/2051	325,988
18,785,000	GNMA, 2.00%, Due TBA April	2.00%	04/15/2053	15,960,130
14,300,000	GNMA, 2.50%, Due TBA April	2.50%	04/15/2053	12,585,677
8,800,000	GNMA, 3.00%, Due TBA April	3.00%	04/15/2053	8,016,197
5,350,000	GNMA, 3.50%, Due TBA April	3.50%	04/15/2053	5,015,834
14,434,000	GNMA, 4.00%, Due TBA April	4.00%	04/15/2053	13,897,291
4,915,000	GNMA, 4.50%, Due TBA April	4.50%	04/15/2053	4,841,423
1,250,000	GNMA, 5.00%, Due TBA April	5.00%	04/15/2053	1,251,660
513,203	GNMA REMIC Trust, Series 2020-167 EC	1.00%	02/20/2049	415,083
2,283,986	GNMA REMIC Trust, Series 2021-015 GC	1.00%	01/20/2051	1,821,119
920,151	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	715,477
1,343,418	GNMA REMIC Trust, Series 2021-158 JD	1.50%	09/20/2051	1,040,092
2,104,659	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	1,515,068
1,383,690	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,119,397
1,837,427	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	1,520,378
3,973,032	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	3,084,131
Total Mortgage Backed Securities (Cost $103,500,563)				99,499,167

Foreign Government Bonds - 24.8%
10,200,000	Asian Development Bank	1.88%	03/15/2029	9,208,668
9,100,000	Council Of Europe Development Bank	3.00%	06/16/2025	8,888,953
3,150,000	European Investment Bank	2.88%	08/15/2023	3,126,427
24,655,000	European Investment Bank	1.38%	03/15/2027	22,542,763
19,550,000	Inter-American Development Bank	0.50%	05/24/2023	19,431,912
10,625,000	Inter-American Development Bank (SOFR + 0.28%)	3.97%	04/12/2027	10,628,277
14,700,000	International Bank for Reconstruction & Development	0.63%	04/22/2025	13,704,227
Total Foreign Government Bonds (Cost $89,112,160)				87,531,227

Corporate Bonds & Notes - 19.6%
3,955,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/2028	3,455,684
3,530,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	3,436,846
3,870,000	Amphenol Corp.	2.80%	02/15/2030	3,474,442
3,990,000	Aptiv PLC	3.25%	03/01/2032	3,478,724
3,535,000	AT&T, Inc.	4.35%	03/01/2029	3,462,645
3,460,000	CaixaBank S.A. (Fixed until 1/18/2028, then SOFR + 2.70%)^	6.21%	01/18/2029	3,484,338
1,875,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,728,988
3,840,000	Crown Castle, Inc.	3.30%	07/01/2030	3,464,974
3,835,000	Equinix, Inc.	3.20%	11/18/2029	3,425,966
2,235,000	Ford Motor Co.	3.25%	02/12/2032	1,759,764
3,655,000	Fortis, Inc.	3.06%	10/04/2026	3,433,126
3,525,000	Marvell Technology, Inc.	4.88%	06/22/2028	3,465,418
3,530,000	NatWest Group PLC (Fixed until 03/22/2024, then 3 Month LIBOR USD + 1.76%)	4.27%	03/22/2025	3,465,619
3,555,000	NXP BV	3.88%	06/18/2026	3,435,184
1,010,000	Oracle Corp.	6.15%	11/09/2029	1,076,257
2,447,000	Oracle Corp.	4.65%	05/06/2030	2,383,457
4,330,000	PerkinElmer, Inc.	2.25%	09/15/2031	3,470,046
4,335,000	Physicians Realty L.P.	2.63%	11/01/2031	3,419,684
3,935,000	Societe Generale S.A. (Fixed until 01/19/2027, then 1 Year CMT Rate + 1.30%)^	2.80%	01/19/2028	3,478,273
3,330,000	Sprint LLC	7.63%	02/15/2025	3,456,094
3,385,000	Trimble, Inc.	6.10%	03/15/2033	3,421,028
4,090,000	VMware, Inc.	1.80%	08/15/2028	3,456,203
Total Corporate Bonds & Notes (Cost $74,193,741)				69,132,760

Asset Backed Securities - 3.4%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	484,759
2,650,000	CNH Equipment Trust, Series 2021-C B	1.41%	04/16/2029	2,426,712
71,052	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	70,376
583,690	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	561,535
330,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	300,308
557,047	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	530,659
267,364	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	256,859
34,686	FREED ABS Trust, Series 2021-1CP B^	1.41%	03/20/2028	34,615
1,975,000	HPEFS Equipment Trust, Series 2021-2 B^	0.61%	09/20/2028	1,920,033
772,494	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	770,984
620,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	593,348
326,214	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	7.45%	02/25/2044	321,965
182,388	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	177,514
305,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	288,846
1,075,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,023,957
238,380	SoFi Consumer Loan Program Trust, Series 2021-1 A^	0.49%	09/25/2030	233,305
1,540,000	SoFi Consumer Loan Program Trust, Series 2021-1 B^	1.30%	09/25/2030	1,459,771
220,616	Tesla Auto Lease Trust, Series 2020-A C^	1.68%	02/20/2024	220,137
525,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	505,655
Total Asset Backed Securities (Cost $12,770,077)				12,181,338

Municipal Bonds - 2.9%
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,241,645
1,325,000	Colorado Health Facilities Authority	3.36%	12/01/2030	1,173,912
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	94,757
30,000	Los Angeles California Community College District	6.60%	08/01/2042	37,427
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	405,983
15,000	Maryland Community Development Administration	3.24%	09/01/2048	14,557
2,175,000	Metropolitan Atlanta Georgia Rapid Transit Authority	2.41%	07/01/2033	1,800,513
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,143,890
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	841,030
355,000	University of California	2.99%	05/15/2026	340,395
25,000	University of North Texas System	3.69%	04/15/2030	23,656
Total Municipal Bonds (Cost $11,381,676)				10,117,765

U.S. Treasury Notes - 10.1%
3,560,000	United States Treasury Note	2.63%	04/15/2025	3,460,570
3,550,000	United States Treasury Note	2.75%	05/15/2025	3,457,853
9,750,000	United States Treasury Note	4.00%	12/15/2025	9,789,418
7,200,000	United States Treasury Note	2.75%	04/30/2027	6,941,109
3,525,000	United States Treasury Note	3.25%	06/30/2027	3,465,103
930,000	United States Treasury Note	3.88%	12/31/2027	939,972
4,200,000	United States Treasury Note	0.88%	11/15/2030	3,478,207
4,955,000	United States Treasury Note	1.88%	02/15/2032	4,350,142
Total U.S. Treasury Notes (Cost $36,204,242)				35,882,374

Shares/Par Value
Short-Term Investments - 26.8%
Money Market Funds - 26.7%
94,278,256	First American Government Obligations Fund - Class Z, 4.61%#			94,278,256
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 04/13/2023, 4.54%†			249,680
Total Short-Term Investments (Cost $94,527,882)				94,527,936
Total Investments - 115.7% (Cost $421,690,341)				408,872,567
Liabilities in Excess of Other Assets - (15.7)%				(55,630,701)
NET ASSETS - 100.0%				$353,241,866

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest only security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $94,278,256, was categorized as Level 1, while the Fund's investments in mortgage backed securities, foreign government bonds, corporate bonds & notes, asset backed securities, municipal bonds and U.S. Treasury Notes and Bills, with a total market value of $314,594,311, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Canadian 10-Year Bond Futures*	43	06/21/2023	$3,875,659	$4,013,970	$138,311
U.S. Treasury 5-Year Note Futures	265	06/30/2023	29,169,157	29,019,570	(149,587)
U.S. Treasury Long Bond Futures	66	06/21/2023	8,302,730	8,656,313	353,583
U.S. Treasury 10-Year Ultra Futures	113	06/21/2023	13,141,953	13,688,891	546,938
U.S. Treasury 10-Year Ultra Bond Futures	284	06/21/2023	38,562,925	40,079,500	1,516,575
Australian 10-Year Bond Futures^	53	06/15/2023	4,226,987	4,353,597	126,610
			$97,279,411	$99,811,841	$2,532,430

Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	(114)	06/30/2023	$(23,469,909)	$(23,535,656)	$(65,747)
U.S. Treasury 10-Year Note Futures	(114)	06/21/2023	(12,700,513)	(13,101,094)	(400,581)
			$(36,170,422)	$(36,636,750)	$(466,328)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.
*These futures contracts are denominated in Canadian Dollars. Notional Amount, Notional Value, and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of the date of this report.

^These futures contracts are denominated in Australian Dollars. Notional Amount, Notional Value, and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of the date of this report.